Income Taxes, Components of Deferred Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Current deferred tax assets		$ 113,402
Net operating loss ("NOL") carryforwards	$ 137,574	135,676
Stock-based compensation	61,680	54,789
Compensation and benefits - other	37,744	11,014
Deferred rent	19,896	19,604
Other	92,787	35,523
Total deferred tax assets	349,681	370,008
Less valuation allowance	(112,357)	(113,553)
Net deferred tax assets	237,324	256,455
Deferred income tax liabilities
Property, plant and equipment	672,473	667,540
Licenses/intangibles	300,669	259,865
Partnership investments	163,287	151,123
Other		9,724
Total deferred tax liabilities	1,136,429	1,088,252
Net deferred tax liability	899,105	831,797
Net deferred income tax asset
Deferred income tax liabilities
Net deferred tax liability		107,700
Net deferred income tax liability
Deferred income tax liabilities
Net deferred tax liability	900,100	941,500
Other assets and deferred charges
Deferred income tax liabilities
Net deferred tax liability	$ 1,000	$ 2,000